Arrow Investments Trust

December 4, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Arrow Investments Trust – Arrow DWA Tactical: Income Fund (formerly Arrow Dynamic Income Fund); Arrow DWA Tactical: Balanced Fund (formerly Arrow DWA Balanced Fund); Arrow DWA Tactical: Macro Fund (formerly Arrow DWA Tactical Fund); Arrow Managed Futures Strategy Fund, Arrow DWA Tactical: Macro ETF (formerly Arrow DWA Tactical ETF) and Arrow DWA Tactical: International ETF (formerly Arrow DWA Country Rotation ETF

Post Effective Amendment No. 69 to the Registration Statement on Form N-1A

(File No. 333-178164, CIK No. 0001527428)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Arrow Investments Trust (the “Trust”), on behalf of Arrow DWA Tactical: Income Fund (formerly Arrow Dynamic Income Fund); Arrow DWA Tactical: Balanced Fund (formerly Arrow DWA Balanced Fund); Arrow DWA Tactical: Macro Fund (formerly Arrow DWA Tactical Fund); Arrow Managed Futures Strategy Fund, Arrow DWA Tactical: Macro ETF (formerly Arrow DWA Tactical ETF) and Arrow DWA Tactical: International ETF (formerly Arrow DWA Country Rotation ETF pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 69 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on November 27, 2020 (SEC Accession No. 0001580642-20-004296).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or Timothy Burdick at (631) 470-2600.

Very truly yours,

/s/ Timothy Burdick

Timothy Burdick

Secretary